Financial Instruments (Details 2) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Designated As Hedging Instrument [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivatives (Effective Portion)	$ 5,547	$ 3,970
Amount of (Gain) or Loss Recognized in Income on Derivatives AOCI	14,343	4,272
Designated As Hedging Instrument [Member] | Interest Rate Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivatives (Effective Portion)	3,585	(4,913)
Designated As Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivatives (Effective Portion)	1,962	8,883
Nondesignated as Hedging Instrument [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	(38,705)	1,608
Interest Income Expense [Member] | Designated As Hedging Instrument [Member] | Interest Rate Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives AOCI	13,094	10,527
Interest Income Expense [Member] | Designated As Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives AOCI	735	1,006
Interest Income Expense [Member] | Nondesignated as Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	3,397	3,066
Cost Of Sale [Member] | Designated As Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives AOCI	514	(7,261)
Selling, General and Administrative Expense [Member] | Nondesignated as Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	$ (42,102)	$ (1,458)